DEBT (Tables)	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
Schedule of Long-term Debt Instruments [Table Text Block]

(in thousands of $)	2018	2017
$33.9 million term loan	—	24,317
$82.5 million term loan	—	35,733
$284.0 million term loan	168,320	190,870
$420.0 million term loan	331,795	352,432
$425.0 million term loan	347,154	220,868
$102.7 million term loan	94,225	102,765
$73.4 million term loan	60,199	67,739
$80.2 million term loan	67,669	74,814
$120.0 million term loan	115,932	—
Total U.S. dollar denominated floating rate debt	1,185,294	1,069,538
U.S. dollar denominated fixed rate debt	167,382	178,856
Deferred charges	(3,634)	(3,935)
Total debt	1,349,042	1,244,459
Less: current portion	(471,764)	(109,671)
	877,278	1,134,788

Schedule of Debt
Movements in 2018 and 2017 are summarized as follows:

(in thousands of $)	Floating rate debt	Fixed rate debt	Deferred charges	Total
Balance at December 31, 2016	886,468	177,300	(5,350)	1,058,418
Loan repayments	(154,666)	(9,104)	—	(163,770)
Loan draw downs	337,736	—	—	337,736
Amortization of purchase price adjustment	—	10,360	—	10,360
Convertible bond loss on extinguishment	—	300	—	300
Amortization of capitalized fees and expenses	—	—	1,415	1,415
Balance at December 31, 2017	1,069,538	178,856	(3,935)	1,244,459
Loan repayments	(154,244)	(22,049)	—	(176,293)
Loan draw downs	270,000	—	—	270,000
Amortization of purchase price adjustment	—	10,019	—	10,019
Convertible bond loss on extinguishment	—	556	—	556
Capitalization of debt issuance cost, net of amortization	—	—	301	301
Balance at December 31, 2018	1,185,294	167,382	(3,634)	1,349,042

Schedule of Maturities of Long-term Debt
The outstanding debt as of December 31, 2018 is repayable as follows:

(in thousands of $)
2019	472,582
2020	379,677
2021	390,269
2022	27,576
2023	8,136
Thereafter	75,255
1,353,495
Purchase price adjustment of Convertible bond, and deferred charges	(4,453)
1,349,042